Hybrid Bonds - Summary of Hybrid Bonds (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Hybrid bonds classified as equity	₩ 199,384	₩ 199,384
Hybrid bond 1-2 [member]
Disclosure of detailed information about borrowings [line items]
Date of issue	Jun. 13, 2013
Date of maturity	Jun. 13, 2043
Interest rate (%)	4.60%
Gross amount [member] | Hybrid bond 1-2 [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bonds classified as equity	₩ 200,000	200,000
Issuance cost [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bonds classified as equity	₩ (616)	₩ (616)